Investments (Summary of Composition of Other Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Schedule of Investments [Line Items]
Equity method investments	¥ 354,268	¥ 280,666
Investments held by consolidated investment companies	35,472	37,735
Other equity interests		267,495
Total	¥ 389,740	¥ 585,896